Intangible Assets and Goodwill (Details) (USD $) In Millions, unless otherwise specified	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Intangible assets with indefinite lives:
Indefinite-Lived Intangible Assets	$ 8,553	$ 7,883
Total intangible assets - net	28,752	18,138
Trademarks [Member]
Intangible assets with indefinite lives:
Indefinite-Lived Intangible Assets	7,648	6,034
Purchased In-Process Research And Development [Member]
Intangible assets with indefinite lives:
Indefinite-Lived Intangible Assets	905	1,849	213
Patents And Trademarks [Member]
Intangible assets with definite lives:
Finite-Lived Intangible Assets, Gross	8,890	7,947
Less accumulated amortization	3,416	2,976
Finite-Lived Intangible Assets, Net	5,474	4,971
Customer relationships and other intangible assets [Member]
Intangible assets with definite lives:
Finite-Lived Intangible Assets, Gross	18,755	8,716
Less accumulated amortization	4,030	3,432
Finite-Lived Intangible Assets, Net	$ 14,725	$ 5,284